COMMON STOCK AND STOCK INCENTIVE PLANS (Summary of Unvested Restricted Awards) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Total nonvested at the beginning of the period (in shares)	1,481,000	1,713,000	1,702,000
Reverse split adjustment			25,000
Granted (in shares)	422,000	808,000	679,000
Vested (in shares)	(427,000)	(603,000)	(520,000)
Forfeited (in shares)	(420,000)	(437,000)	(173,000)
Total nonvested at the end of the period (in shares)	1,056,000	1,481,000	1,713,000
Weighted average grant date fair value
Total nonvested at the beginning of the period (in dollars per share)	$ 2.90	$ 3.08	$ 3.43
Granted (in dollars per share)	2.47	2.76	2.76
Vested (in dollars per share)	3.07	3.15	3.72
Forfeited (in dollars per share)	2.76	3.02	3.82
Total nonvested at the end of the period (in dollars per share)	$ 2.72	$ 2.90	$ 3.08